Revenues (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Revenues by Type and Geography
The following tables disaggregate revenues by type and geography and reconciles them to reportable segments (see note 5).

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total
Year ended December 31,	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Recurring	2,235	2,159	1,093	995	703	658	573	326	-	-	4,604	4,138
Transactions	184	214	228	243	141	136	57	44	-	-	610	637
Global Print	-	-	-	-	-	-	-	-	693	728	693	728
Eliminations	-	-	-	-	-	-	-	-	-	-	(1)	(2)
Total	2,419	2,373	1,321	1,238	844	794	630	370	693	728	5,906	5,501

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total
Year ended December 31,	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
U.S.	1,977	1,924	1,075	991	705	658	419	158	482	513	4,658	4,244
Canada (country of domicile)	41	54	11	10	26	26	3	3	91	86	172	179
Other	25	27	60	65	82	74	9	9	22	25	198	200
Americas (North America, Latin America, South America)	2,043	2,005	1,146	1,066	813	758	431	170	595	624	5,028	4,623
U.K.	213	213	105	104	17	18	29	30	45	47	409	412
Other	59	60	37	39	1	2	111	111	18	16	226	228
EMEA (Europe, Middle East and Africa)	272	273	142	143	18	20	140	141	63	63	635	640
Asia Pacific	104	95	33	29	13	16	59	59	35	41	244	240
Eliminations	-	-	-	-	-	-	-	-	-	-	(1)	(2)
Total	2,419	2,373	1,321	1,238	844	794	630	370	693	728	5,906	5,501
Contract liabilities

Summary of of Deferred Income

	December 31,

	2019	2018	2017
Deferred revenue - current	833	815	937
Deferred revenue - non-current	-	-	38

Summary of Remaining Performance Obligations	The Company expects to recognize these revenues over the following years as follows:

December 31,

2019
2020	24%
2021	13%
2022	7%
2023 and thereafter	56%

December 31,

2018
2019	24%
2020	12%
2021	7%
2022 and thereafter	57%
The remaining performance obligations in 2023 and thereafter largely relate to an agreement under which the Reuters News business will supply
Refinitiv
news and editorial content until 2048. This arrangement will provide the Company a minimum of $325 million per year, however these revenues may increase as the contract requires adjustments related to changes in the consumer price index and foreign exchange rates (see note 32). As permitted by IFRS 15, the Company excluded performance obligations for contracts with an original expected duration of less than one year from its disclosure.